Finance Income and Charges - Summary of Geographical operations (Detail) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Disclosure of geographical areas [line items]
Net sales	£ 6,908	£ 6,530
Operating profit	2,430	2,190
Other finance income - hyperinflation adjustment	20	10
Net cash inflow from operating activities	1,604	1,248
Net assets	11,133	£ 11,690	£ 11,713
Venezuela [member]
Disclosure of geographical areas [line items]
Operating profit	0
Other finance income - hyperinflation adjustment	6
Net assets	65
Venezuela [member] | Reported if in compliance with requirement of IFRS [member]
Disclosure of geographical areas [line items]
Net sales	1
Operating profit	0
Other finance income - hyperinflation adjustment	72
Net cash inflow from operating activities	1
Net assets	£ 843